Prepayments and Other Receivables -Schedule of Movements of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movements of Allowance for Expected Credit Loss [Abstract]
At the beginning of financial year		$ 2,076
Written-off		(2,076)
At the end of financial year